Mineral interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mineral interests
As at beginning	$ 1,225,233
As at ending	1,228,171	$ 1,225,233
Depletable mineral interest	1,036,220	1,081,063
Non-depletable mineral interest	191,951	144,170
Gain on disposition of mineral interests	2,099
Cost
Mineral interests
As at beginning	1,511,567	1,460,304
Additions	57,945	51,263
Disposals	(2,401)
As at ending	1,567,111	1,511,567
Accumulated depletion and impairments
Mineral interests
As at beginning	(286,334)	(231,584)
Depletion	(49,006)	(54,750)
Impairment charges	(3,600)
As at ending	(338,940)	(286,334)
Mineral Streams
Mineral interests
As at beginning	1,032,585
As at ending	997,159	1,032,585
Mineral Streams | Cost
Mineral interests
As at beginning	1,277,091	1,276,549
Additions	4,163	542
As at ending	1,281,254	1,277,091
Mineral Streams | Accumulated depletion and impairments
Mineral interests
As at beginning	(244,506)	(200,060)
Depletion	(39,589)	(44,446)
As at ending	(284,095)	(244,506)
Royalties
Mineral interests
As at beginning	192,648
As at ending	231,012	192,648
Royalties | Cost
Mineral interests
As at beginning	234,476	183,755
Additions	53,782	50,721
Disposals	(2,401)
As at ending	285,857	234,476
Royalties | Accumulated depletion and impairments
Mineral interests
As at beginning	(41,828)	(31,524)
Depletion	(9,417)	(10,304)
Impairment charges	(3,600)
As at ending	$ (54,845)	$ (41,828)